CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
CORPORATE INFORMATION [Text Block]
1.	CORPORATE INFORMATION

Loncor Resources Inc. (the "Company") is a corporation governed by the Ontario Business Corporations Act . The principal business of the Company is the acquisition and exploration of mineral properties.

These consolidated financial statements as at December 31, 2017 and 2016 and for the years ended December 31, 2017, 2016 and 2015 include the accounts of the Company and of its wholly owned subsidiaries in the Democratic Republic of the Congo (the “Congo”), Loncor Resources Congo SARL, and in the U.S., Nevada Bob’s Franchising, Inc., respectively.

The Company is a publicly traded company whose outstanding common shares are listed for trading on the Toronto Stock Exchange. The head office of the Company is located at 1 First Canadian Place, 100 King St. West, Suite 7070, Toronto, Ontario, M5X 1E3, Canada.